Provisions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Provisions
25. Provisions

(in €‘000)	December 31, 2021	December 31, 2020

Jubilee provision
Current	—	—
Non-current	73	78
Total	73	78
Restructuring provision
Current	248	364
Non-current	—	59
Total	248	423
Other provisions
Current	—	—
Non-current	60	70
Total	60	70
Total provisions
Current	248	364
Non-current	133	207
Total	381	571
Jubilee provision
Refer to Note 9.2 for details about the Group’s jubilee plan in the Netherlands and the movements in the provision over all reporting periods presented.
Restructuring provision
In
 February 2020, the Group announced a restructuring plan in order to streamline its operations so as to align its expense profile with the size of the business. The Group expects that the restructuring will place the Group in a better position to execute on its strategy in the near future. Implementation of the restructuring plan commenced in June 2020. The Group’s restructuring plan affected its operations in the Netherlands, Germany and Belgium. As a result of the restructuring, the Group’s headcount has been reduced by
167
internal and external staff members.
For
 the year ended December 31, 2020, the total restructuring costs amounted to €
3,804
 thousand. The Group recognized termination benefits of €
2,674
 thousand for its general and administrative function and €
360
 thousand for its selling and distribution function. The Group incurred €
115
 thousand of other employee expenses for its general and administrative function and €
15
 thousand for its selling and distribution function. These expenses primarily relate to termination penalties of leased vehicles. The Group incurred €
640
 thousand of legal fees in connection with the implementation of its restructuring plan. These expenses have been presented as part of legal, accounting and consulting fees, within general and administrative expenses. The remaining provision of €
248
 thousand is expected to be fully utilized by 2022.

The carrying amount of the restructuring provision recorded in the consolidated statement
of financial position and the movements in the restructuring provision for the years ended December 31, 2021 and 2020 are presented below. The additions to the restructuring provision in the current reporting period relate to additional expenses required for a single employee in relation to the restructuring plan of the previous year.

(in €‘000)	2021	2020
Current portion	364	—
Non-current portion	59	—
Carrying amount at January 1	423	—

Movements
Additions	53	3,804
Releases	—	—
Used during the year	(228)	(3,381)
Interest accretion	—	—
Carrying amount at December 31	248	423

Current portion	248	364
Non-current portion	—	59
Carrying amount at December 31	248	423
Maturities of provisions
Maturities of total provisions as at December 31, 2021 are as follows:

(in €‘000)	Jubilee provision	Restructuring provision	Other provisions	Total

Amounts due within one year	—	248	—	248
Amounts due between one and five years	8	—	—	8
Amounts due after five years	65	—	60	125
Total	73	248	60	381